Property and equipment	12 Months Ended
Dec. 31, 2022
Property And Equipment
Property and equipment

11	Property and equipment

Cost	Building	Machinery and equipment	Lands	Vehicles	Furniture and fixtures	IT equipment	Library books	Laboratories and clinics	Leasehold improvements	Construction in progress	Total

As of January 1, 2020	-	44,329	7,005	707	21,438	15,994	18,139	1,049	30,911	36,731	176,303
Additions	-	13,806	672	-	4,550	9,657	1,012	-	54,748	5,387	89,832
Business combinations	6,771	8,973	5,724	508	3,061	2,493	2,473	-	12,787	5,090	47,880
Transfer	19,148	1,395	-	-	82	367	-	(1,049)	23,559	(43,502)	-
As of December 31, 2020	25,919	68,503	13,401	1,215	29,131	28,511	21,624	-	122,005	3,706	314,015
Additions	1,384	10,268	5,451	111	21,075	19,511	3,392	-	4,720	59,957	125,869
Business combinations	-	12,810	-	346	16,684	10,138	5,142	-	17,425	3,078	65,623
Write-off *	62	(14,213)	-	(205)	2,862	(4,985)	(86)	-	(550)	(417)	(17,532)
Transfer	25,068	3	-	-	82	9	-	-	9,376	(34,538)	-
As of December 31, 2021	52,433	77,371	18,852	1,467	69,834	53,184	30,072	-	152,976	31,786	487,975
Additions	527	36,486	-	968	26,047	15,766	645	-	2,667	85,026	168,132
Business combinations	-	45	-	-	-	35	-	-	-	-	80
Write-off *	13	(8,159)	-	(933)	500	(6,992)	-	-	-	(78)	(15,649)
Transfer	38,884	(5,353)	-	(449)	(5,669)	6,600	6,645	-	(9,797)	(30,046)	815
As of December 31, 2022	91,857	100,390	18,852	1,053	90,712	68,593	37,362	-	145,846	86,688	641,353

Depreciation
As of January 1, 2020	-	(13,793)	-	(59)	(5,890)	(6,537)	(8,663)	(386)	(1,655)	-	(36,983)
Depreciation	-	(5,065)	-	(112)	(2,199)	(4,314)	(2,154)	(78)	(2,729)	-	(16,651)
Transfer	-	(464)	-	-	-	-	-	464	-	-	-
As of December 31, 2020	-	(19,322)	-	(171)	(8,089)	(10,851)	(10,817)	-	(4,384)	-	(53,634)
Depreciation	(1,673)	(7,215)	-	(196)	(5,601)	(7,529)	(3,416)	-	(4,831)	-	(30,461)
Write-off *	-	10,146	-	147	1,194	3,458	633	-	350	-	15,928
As of December 31, 2021	(1,673)	(16,391)	-	(220)	(12,496)	(14,922)	(13,600)	-	(8,865)	-	(68,167)
Depreciation	(3,472)	(11,166)	-	(284)	(7,725)	(10,140)	(3,415)	-	(8,849)	-	(45,051)
Write-off *	-	5,474	-	791	153	7,350	67	-	117	-	13,952
Transfer	(606)	1,453	-	1	9,719	(4,125)	(5,940)	-	(502)	-	-
As of December 31, 2022	(5,751)	(20,630)	-	288	(10,349)	(21,837)	(22,888)	-	(18,099)	-	(99,266)

Net book value
As of December 31, 2022	86,106	79,760	18,852	1,341	80,363	46,756	14,474	-	127,747	86,688	542,087
As of December 31, 2021	50,760	60,980	18,852	1,247	57,338	38,262	16,472	-	144,111	31,786	419,808

*	Refers to items written-off as result of lack of expectation of future use, in connection with the Company’s physical inventory procedures.

The Company assesses at each reporting date, whether there is an indication that a property and equipment asset may be impaired. If any indication exists, the Company estimates the asset’s recoverable amount. There were no indications of impairment of property and equipment as of and for the years ended December 31, 2022, 2021 and 2020.